DECONSOLIDATION	12 Months Ended
Dec. 31, 2017
DECONSOLIDATION
DECONSOLIDATION

5.      DECONSOLIDATION

In August, 2017, the Group fully disposed four subsidiaries, including Guangdong Sheng Ding Precious Metal Management Company Limited (“Sheng Ding”), Shanghai Da Xiang Ping Tai Financial Information Services Company Limited (“Da Xiang Ping Tai”) ,Tianjin Da Xiang Precious Metals Management Company Limited (“Tian Jin Da Xiang”), and Jiangxi Da Xiang Shun Yi Metals Company Limited (“Da Xiang Shun Yi”) to a third party, which were previously owned 100%, 70%, 70% and 100% by the Company, respectively. Pursuant to the arrangement, the total cash consideration for the disposal was RMB 8.00 million, which was fully received in 2017. The Group realized a disposal gain of RMB 23.78 million in the combined and consolidated statement of comprehensive income for the year ended December 31, 2017.

In November, 2017, the Group fully disposed four subsidiaries, including Rong Jin Hui Yin, Jin Xiang Yin Rui, Tianjin Yin Ru Yi Precious Metal Company Limited (“Yin Ru Yi”) and Yin Tian Xia Products to third parties. All entities were previously wholly owned by the Group. Pursuant to the arrangement, the total cash consideration was RMB 189.00 million, out of which RMB 90.00 million was received by the end of 2017. The Group realized a disposal gain of RMB 63.44 million in the consolidated statement of comprehensive income for the year ended December 31, 2017.